MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

SEMIANNUAL REPORT

                                                                 August 15, 2000

Dear Contract Owner,

We are pleased to present you with the semiannual report for Mitchell Hutchins Series Trust--Global Equity Portfolio for the six-month period ended June 30, 2000.

MARKET REVIEW
--------------------------------------------------------------------------------

U.S. STOCK MARKET

[GRAPHIC]

The first six months of 2000 produced a wild ride for the U.S. equity market. Investors seemed to change their focus daily while technology stocks, in particular, rode a roller coaster. Early in the year, value-oriented, cyclical stocks rewarded investors and the NASDAQ continued its torrid increase before a correction knocked down stock prices in general through May. Rising interest rates and overpriced stock valuations contributed to the decline, but performance recovered somewhat in June. For the period, the S&P 500 declined 0.43% and the NASDAQ was down 2.54%, which includes a 13.27% dip in the second quarter.

While growth stocks suffered, value stocks also shared in the decline as the Russell 1000 Value Index declined 4.23% during the period. Pockets of strength, such as utilities and mid-caps, shone through the general decline. With growth expected now to slow to an annual rate of 3.5% by year-end and Federal Reserve belt-tightening looking like it is nearing an end, the markets may stabilize as the Federal Reserve takes either no more action this year or produces one more preventative rate increase.

INTERNATIONAL STOCK  MARKETS

The decline of U.S. technology stocks during the period carried over to portions of the world economy, driving European stocks down in May and acutely affecting Asian economies. Measured by the Morgan Stanley Capital International World Index, stocks were down worldwide 2.41% over the first six months of the year, with the MSCI Asia Pacific Index showing a steep 6.67% decline and the Morgan Stanley EAFE Index falling 3.95% (all returns in U.S. dollar terms).

Economic growth in Japan showed signs of improvement during the period. However, domestic wholesale prices also rose for four consecutive months, and the Bank of Japan responded by raising interest rates above zero for the first time in years. Emerging Asian countries, including South Korea and Taiwan, continued to exhibit signs of growth. Latin America joined other emerging markets struggling because of the NASDAQ's performance, but signs of encouragement also became evident during the period. Mexico's election of Vicente Fox in the country's presidential contest was both democratic and peaceful, fueling hope for the future. Brazil's economic atmosphere has become more stable, with falling interest rates, attractive valuations and reasonable growth rates.

Europe, however, continues to lead the way with a continued strong economy and a euro that is now recovering from its low in May against the U.S. dollar. Germany's market, which had performed well a year ago despite a faltering economy, is slowing now. France, Sweden and the United Kingdom, however, have fared well and Europe's economy looks as if it is on firm ground with sustainable growth and low interest rates.

SEMIANNUAL REPORT


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/00

                                                  6 Months   1 Year    5 Years  10 Years   Inception*
------------------------------------------------------------------------------------------------------
Class H                                           -2.47%     10.78%     10.55%    6.19%       7.40%
Class I                                           -2.67%      N/A        N/A       N/A        N/A
MSCI World Index                                  -2.41%     12.53%     17.53%   12.52%      11.16%
------------------------------------------------------------------------------------------------------


* Inception: since commencement of issuance on May 4, 1987 for Class H shares and August 5, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

The investment return and the principal value of an investment in the Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999, and the period from January 1, 2000 through February 29, 2000, the Portfolio's adviser voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.


PORTFOLIO HIGHLIGHTS

The euro's weakness against the U.S. dollar, Japan's market downturn after a strong 1999 and the U.S. market's correction, despite underweighting in the Portfolio, were key factors holding back the Portfolio's six-month performance as of June 30, 2000.

We increased our exposure to U.S. securities in May, adding to our exposure of financials, oil and pharmaceuticals stocks. We also added to our weighting of European securities by buying financials and adding to technology stocks when they presented value. Weighting of Japan stocks was reduced, leaving us neutral against the benchmark, and we reduced our position of other Asian securities, rebalancing the Portfolio toward beneficiaries of domestic financial strength.

Our portfolio strategy in recent months has leaned toward more diversification, as the market correction was strongest in technology, media and telecommunications stocks. Information technology hardware remains our largest overweight position, as the sector shows continued growth and reasonable valuations. Individual portfolio holdings in France, Germany, Sweden and the United Kingdom also fared well, as stock selection played a key role in this performance. The Netherlands reported the largest negative attribution to performance during the period.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

SEMIANNUAL REPORT


MARKET OUTLOOK
--------------------------------------------------------------------------------
Interest rate hikes in the U.S. may have finally cooled the economy as we now forecast growth (real domestic gross product) to slow to 3.5% for the year. With lower growth, inflation fears should also be eased, although another bump in gasoline prices or the tight labor market could always accelerate inflation again. The Federal Reserve Board may also not be finished raising the Fed Funds rate, which stood at 6.50% at the end of the period, but we believe any hike in the near term may end the upward trend for a while.

As the U.S. economy steers toward a soft landing, equity markets are likely to continue on an uncertain path for the remainder of 2000. Upbeat news, however, including expected positive earnings reports and moderate economic growth, may bode well for the markets through the election season.

The outlook for Europe remains positive. The euro is trading at attractive values, helping industrial production growth. European consumer confidence is high due to tax reform in Germany that may spread to other parts of Europe. Although Asia remains sluggish we cannot rule out fiscal stimulus, especially from Japan's government, to help increase consumption. We believe opportunities will continue to present themselves in Latin America as interest rates are reduced.

CURRENT STRATEGY AND OUTLOOK

After underweighting U.S. securities, the Portfolio's managers have now increased our holdings in this area near the neutral point. We believe that barring unforeseen inflationary pressures, the U.S. market will begin to stabilize. The percentage of U.K.-based holdings has also been increased, while Japan is now underweighted.

In the United States, sectors that should benefit in the coming months will best adapt to a slowing economy and growth abroad. These groups include: consumer cyclicals, especially retail, where value exists and a strong back-to-school season is forecast; capital goods, especially those with exposure to foreign markets, where growth and interest rates are favorable; and technology, which presents opportunities when bought on weakness.

SEMIANNUAL REPORT


PORTFOLIO STATISTICS


ASSET ALLOCATION*                                                     6/30/00     12/31/99
-----------------------------------------------------------------------------------------------------
U.S.                                                                   43.1%      34.7%
International                                                          56.9       65.3
-----------------------------------------------------------------------------------------------------
Total                                                                 100.0      100.0


TOP FIVE COUNTRIES*                6/30/00                                    12/31/99
-----------------------------------------------------------------------------------------------------
United States                        43.1%    United States                       34.7%
United Kingdom                       13.4     Japan                               11.2
France                               10.5     Netherlands                          9.5
Japan                                 8.2     France                               9.1
Netherlands                           6.9     United Kingdom                       9.1
-----------------------------------------------------------------------------------------------------
Total                                82.1     Total                               73.6


TOP TEN STOCKS*                    6/30/00                                    12/31/99
-----------------------------------------------------------------------------------------------------
Aventis                               2.1%    Fujitsu                              2.0%
Philips Electronics                   1.7     Kon KPN                              1.9
Ericsson                              1.7     Ericsson                             1.8
Alcatel                               1.7     Philips Electronics                  1.8
ING Groep                             1.6     Cap Gemini                           1.6
BP Amoco                              1.6     Getronics                            1.5
Total Fina                            1.6     Vnu                                  1.5
AXA                                   1.5     Alcatel                              1.4
JDS Uniphase                          1.3     Nokia                                1.4
Diageo                                1.3     Yamada Denki                         1.4
-----------------------------------------------------------------------------------------------------

Total                                16.1     Total                               16.3


PORTFOLIO CHARACTERISTICS*                              6/30/00           12/31/99
-----------------------------------------------------------------------------------------------------
Net Assets ($mm)                                         $10.7              $13.4
Number of Securities                                      149                167
Stocks                                                   88.1%              98.6%
Cash                                                     13.0%              1.4%
Other Liabilities in Excess of Assets                    -1.1%              0.0%
-----------------------------------------------------------------------------------------------------


TOP FIVE SECTORS*                  6/30/00                                    12/31/99
-----------------------------------------------------------------------------------------------------
Technology                           19.9%    Technology                          17.1%
Financial Services                   18.8     Consumer Cyclical                   16.3
Utilities                            12.3     Financial Services                  15.9
Consumer Cyclical                    10.6     Utilities                           10.5
Energy                                7.9     Capital Goods                        5.8
-----------------------------------------------------------------------------------------------------
Total                                69.5     Total                               65.6


* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

SEMIANNUAL REPORT


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/S/ Margo Alexander                   /s/ Brian M. Storms
---------------------                 ---------------------
MARGO ALEXANDER                       BRIAN M. STORMS
Chairman and                          President and
Chief Executive Officer               Chief Executive Officer
Mitchell Hutchins                     Mitchell Hutchins
Asset Management Inc.                 Asset Management /inc.
















This letter is intended to assist shareholders in understanding how the Portfolio performed during the six-month period ended June 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


PORTFOLIO OF INVESTMENTS

JUNE 30, 2000 (UNAUDITED)


NUMBER OF
 SHARES                                                                 VALUE
----------                                                            ---------
COMMON STOCKS--88.06%
AUSTRALIA--1.78%
BANKS--0.65%
    4,134  National Australia Bank, Ltd. ........................    $   68,973
                                                                    ------------
MEDIA--1.13%
    2,000  News Corp. Ltd. ADR(1) ...............................       109,000
    1,600  Publishing & Broadcasting Ltd. .......................        12,296
                                                                    ------------
                                                                        121,296
                                                                    ------------
Total Australia Common Stocks ...................................       190,269
                                                                    ------------
AUSTRIA--0.39%
ENERGY SOURCES--0.39%
      478  OMV AG ...............................................        41,528
                                                                    ------------
CANADA--1.06%
BANKS--0.54%
    1,136  Royal Bank of Canada
             Montreal Quebec ....................................        58,143
                                                                    ------------
MINING & METALS--0.52%
    1,010  Potash Corp. of Saskatchewan Inc. ....................        55,740
                                                                    ------------
Total Canada Common Stocks ......................................       113,883
                                                                    ------------
FINLAND--1.54%
ELECTRICAL EQUIPMENT--1.26%
    2,628  Nokia OYJ ............................................       134,104
                                                                    ------------
LONG DISTANCE & PHONE COMPANIES--0.28%
      400  Elisa Communications-A Shares ........................        18,330
      121  Helsingin Puhelin OYJ-Series E .......................        11,852
                                                                    ------------
                                                                         30,182
                                                                    ------------
Total Finland Common Stocks .....................................       164,286
                                                                    ------------
FRANCE--10.47%
BANKS--0.88%
      980  BNP Paribas ..........................................        94,309
                                                                    ------------
BUILDING MATERIALS & COMPONENTS--0.43%
      596  Lafarge ..............................................        46,317
                                                                    ------------
CHEMICALS--0.44%
    2,830  Rhodia Inc. S.A. .....................................        47,552
                                                                    ------------
COMPUTER-BUSINESS SERVICES--0.30%
      185  Cap Gemini ...........................................        32,586
                                                                    ------------
ENERGY SOURCES--1.56%
    1,088  Total Fina Elf S.A. ..................................       166,818
                                                                    ------------
FINANCIAL SERVICES--0.66%
      400  Suez Lyonnaise Des Eaux S.A. .........................        70,075
                                                                    ------------
HEALTH & PERSONAL CARE--2.06%
    3,023  Aventis FP ...........................................       220,639
                                                                    ------------
INDUSTRIAL SERVICES & SUPPLIES--0.99%
    1,200  Vivendi ..............................................       105,914
                                                                    ------------
FRANCE--(CONCLUDED)
INSURANCE--1.49%
    1,010  AXA ..................................................       159,101
                                                                    ------------
WIRELESS TELECOMMUNICATIONS--1.66%
    2,700  Alcatel ..............................................       177,087
                                                                    ------------
Total France Common Stocks ......................................     1,120,398
                                                                    ------------
GERMANY--1.94%
BANKS--0.77%
    1,000  Deutsche Bank AG .....................................        82,295
                                                                    ------------
DIVERSIFIED INDUSTRIALS--1.17%
      830  Siemens AG ...........................................       125,200
                                                                    ------------
Total Germany Common Stocks .....................................       207,495
                                                                    ------------
GREECE--0.41%
WIRELESS TELECOMMUNICATIONS--0.41%
    3,639  Hellenic Telecommunications
             Organization ADR ...................................        44,350
                                                                    ------------
IRELAND--0.73%
BANKS--0.73%
   12,488  Bank of Ireland ......................................        78,248
                                                                    ------------
ISRAEL--0.57%
ELECTRICAL EQUIPMENT--0.57%
      660  Orbotech Ltd.* .......................................        61,297
                                                                    ------------
JAPAN--8.21%
APPAREL, RETAIL--0.39%
      100  Fast Retailing Co Ltd ................................        41,845
                                                                    ------------
BANKS--0.52%
    7,000  Sanwa Bank Ltd .......................................        55,813
                                                                    ------------
COMPUTER HARDWARE--1.17%
    4,000  NEC Corp. ............................................       125,536
                                                                    ------------
DATA PROCESSING & REPRODUCTION--0.56%
    1,200  Canon Inc. ...........................................        59,714
                                                                    ------------
DRUGS & MEDICINE--0.33%
    1,000  Taisho Pharmaceutical Co. Ltd ........................        35,814
                                                                    ------------
ELECTRICAL & ELECTRONICS--0.70%
      800  Sony Corp. ...........................................        74,643
                                                                    ------------
ELECTRONIC COMPONENTS--1.70%
    2,000  Fujitsu Ltd ..........................................        69,176
   10,000  Toshiba Corp. ........................................       112,813
                                                                    ------------
                                                                        181,989
                                                                    ------------
FINANCIAL SERVICES--0.62%
      200  Acom Co Ltd ..........................................        16,814
    5,000  Nikko Securities Co. Ltd. ............................        49,479
                                                                    ------------
                                                                         66,293
                                                                    ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO



NUMBER OF
 SHARES                                                                 VALUE
----------                                                            ----------
COMMON STOCKS--(CONTINUED)
JAPAN--(CONCLUDED)
HEALTH & PERSONAL CARE--0.31%
      500  Takeda Chemical Industries ...........................    $   32,798
                                                                    ------------
LONG DISTANCE & PHONE COMPANIES--0.82%
        5  DDI Corp. ............................................        48,066
        3  Nippon Telephone & Telegraph Co. .....................        39,866
                                                                    ------------
                                                                         87,932
                                                                    ------------
MERCHANDISING--0.84%
    1,000  Yamada Denki Co. .....................................        89,628
                                                                    ------------
WIRELESS TELECOMMUNICATIONS--0.25%
        1  NTT Docomo Inc. ......................................        27,049
                                                                    ------------
Total Japan Common Stocks .......................................       879,054
                                                                    ------------
ITALY--0.53%
BANKS--0.53%
    3,200  San Paolo-IMI SPA ....................................        56,793
                                                                    ------------
KOREA--1.00%
ELECTRICAL EQUIPMENT--0.56%
      180  Samsung Electronic ...................................        59,568
                                                                    ------------
WIRELESS TELECOMMUNICATIONS--0.44%
      979  Korea Telecom Corp. ..................................        47,359
                                                                    ------------
Total Korea Common Stocks .......................................       106,927
                                                                    ------------
NETHERLANDS--6.87%
BANKS--1.56%
    2,470  ING Groep N.V. .......................................       166,954
                                                                    ------------
COMPUTER-BUSINESS SERVICES--0.89%
    6,150  Getronics N.V. .......................................        94,823
                                                                    ------------
FOOD & HOUSEHOLD PRODUCTS--0.30%
      700  Unilever N.V. ........................................        32,111
                                                                    ------------
FOOD RETAIL--0.32%
      712  Koninklijke Numico N.V. ..............................        33,783
                                                                    ------------
FOREST PRODUCTS, PAPER--0.77%
    2,877  Buhrmann N.V. ........................................        82,263
                                                                    ------------
PUBLISHING--0.40%
      840  Vnu N.V. .............................................        43,386
                                                                    ------------
SEMICONDUCTOR--1.71%
    3,884  Koninklijke Philips Electronics N.V. .................       183,178
                                                                    ------------
WIRELESS TELECOMMUNICATIONS--0.92%
    2,208  Kon KPN N.V. .........................................        98,759
                                                                    ------------
Total Netherlands Common Stocks .................................       735,257
                                                                    ------------
NEW ZEALAND--0.81%
WIRELESS TELECOMMUNICATIONS--0.81%
   24,819  Telecom Corp. of New Zealand Ltd. ....................        86,737
                                                                    ------------
NORWAY--0.46%
OIL SERVICES--0.46%
    2,900  Petroleum Geo Services ASA ...........................        49,513
                                                                    ------------
PORTUGAL--0.80%
RAILROADS--0.80%
    9,885  Brisa Auto Estrada ...................................        85,124
                                                                    ------------
SPAIN--0.61%
LONG DISTANCE & PHONE COMPANIES--0.14%
      700  Telefonica S.A. ......................................        15,037
                                                                    ------------
WIRELESS TELECOMMUNICATIONS--0.47%
    2,700  Telecomunicacoes De Sao Paulo ........................        49,950
                                                                    ------------
Total Spain Common Stocks .......................................        64,987
                                                                    ------------
SWEDEN--3.79%
BANKS--1.19%
   16,864  Nordic Baltic Holding AB .............................       127,149
                                                                    ------------
FINANCIAL SERVICES--0.93%
    7,310  Investor AB-B Shares .................................        99,870
                                                                    ------------
WIRELESS TELECOMMUNICATIONS--1.67%
    9,004  Ericsson LM B Shares .................................       178,141
                                                                    ------------
Total Sweden Common Stocks ......................................       405,160
                                                                    ------------
SWITZERLAND--2.63%
BANKS--0.78%
      572  UBS AG ...............................................        83,803
                                                                    ------------
HEALTH & PERSONAL CARE--0.90%
       61  Novartis AG Ltd ......................................        96,625
                                                                    ------------
INSURANCE--0.95%
      205  Zurich Allied AG .....................................       101,287
                                                                    ------------
Total Switzerland Common Stocks .................................       281,715
                                                                    ------------
UNITED KINGDOM--13.38%
AEROSPACE & DEFENSE--0.42%
   12,800  Rolls-Royce PLC ......................................        45,417
                                                                    ------------
BEVERAGES & TOBACCO--1.33%
   15,863  Diageo PLC ...........................................       142,334
                                                                    ------------
BROADCASTING & PUBLISHING--0.77%
    5,715  United News & Media PLC ..............................        82,150
                                                                    ------------
BUILDING MATERIALS & COMPONENTS--0.43%
    3,500  RMC Group PLC ........................................        45,544
                                                                    ------------
BUSINESS & PUBLIC SERVICES--0.41%
    3,000  WPP Group PLC ........................................        43,804
                                                                    ------------
DRUGS & MEDICINE--0.98%
    3,600  Glaxo Wellcome PLC ...................................       104,967
                                                                    ------------
ELECTRONIC COMPONENTS--0.36%
    5,700  Spirent PLC ..........................................        38,337
                                                                    ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO



NUMBER OF
 SHARES                                                                 VALUE
----------                                                             ---------
COMMON STOCKS--(CONTINUED)
UNITED KINGDOM--(CONCLUDED)
FINANCIAL SERVICES--0.96%
    6,409  Amvescap PLC .........................................    $  102,793
                                                                    ------------
FOOD & HOUSEHOLD PRODUCTS--0.82%
    5,015  Reckitt Benckiser PLC ................................        56,152
    5,300  Unilever PLC .........................................        32,078
                                                                    ------------
                                                                         88,230
                                                                    ------------
GAS UTILITY--0.30%
    5,050  BG Group .............................................        32,628
                                                                    ------------
HEALTH & PERSONAL CARE--0.62%
    1,429  Astrazeneca PLC ......................................        66,427
                                                                    ------------
INSURANCE--0.94%
   15,500  Royal & Sun Alliance Insurance Group .................       100,614
                                                                    ------------
LEISURE & TOURISM--0.47%
    3,921  Carlton Communications PLC ...........................        50,429
                                                                    ------------
MEDIA--0.42%
   15,140  Aegis Group PLC ......................................        44,557
                                                                    ------------
MULTI-INDUSTRY--0.11%
    3,515  Cookson Group PLC ....................................        11,727
                                                                    ------------
OIL REFINING--1.56%
   17,400  BP Amoco PLC .........................................       166,919
                                                                    ------------
WIRELESS TELECOMMUNICATIONS--2.48%
    6,200  British Telecommunications PLC .......................        80,116
    5,000  Cable & Wireless PLC .................................        84,658
   24,827  Vodafone Group .......................................       100,300
                                                                    ------------
                                                                        265,074
                                                                    ------------
Total United Kingdom Common Stocks ..............................     1,431,951
                                                                    ------------
UNITED STATES--30.08%
AIRLINES--0.28%
      604  Delta Air Lines, Inc. ................................        30,540
                                                                    ------------
BANKS--1.64%
    2,292  Chase Manhattan Corp. ................................       105,575
    1,154  Citigroup, Inc. ......................................        69,529
                                                                    ------------
                                                                        175,104
                                                                    ------------
CHEMICALS--0.43%
    1,521  Dow Chemical Co. .....................................        45,915
                                                                    ------------
COMPUTER HARDWARE--1.85%
    1,930  Cisco Systems Inc.* ..................................       122,676
    1,528  Dell Computer Corp.* .................................        75,349
                                                                    ------------
                                                                        198,025
                                                                    ------------
COMPUTER SOFTWARE--2.45%
      801  BMC Software, Inc.* ..................................        29,224
      735  IBM Corp. ............................................        80,528
    1,338  Microsoft Corp.* .....................................       107,040

UNITED STATES--(CONTINUED)
COMPUTER SOFTWARE--(CONCLUDED)
    3,104  Unisys Corp.* ........................................        45,202
                                                                    ------------
                                                                        261,994
                                                                    ------------
CONSTRUCTION--0.25%
    1,126  Centex Corp. .........................................        26,461
                                                                    ------------
CONSUMER DURABLES--0.24%
      557  Whirlpool Corp. ......................................        25,970
                                                                    ------------
DEFENSE & AEROSPACE--0.65%
    1,081  Boeing Co. ...........................................        45,199
      573  TRW Inc. .............................................        24,854
                                                                    ------------
                                                                         70,053
                                                                    ------------
DIVERSIFIED RETAIL--1.20%
    1,609  Federated Department Stores, Inc.* ...................        54,304
    1,287  Target Corp. .........................................        74,646
                                                                    ------------
                                                                        128,950
                                                                    ------------
DRUGS & MEDICINE--1.84%
    2,073  Pfizer, Inc. .........................................        99,504
    1,927  Schering-Plough Corp. ................................        97,313
                                                                    ------------
                                                                        196,817
                                                                    ------------
ELECTRIC UTILITIES--0.29%
      191  Duke Energy Corp. ....................................        10,768
    1,046  Energy East Corp. ....................................        19,939
                                                                    ------------
                                                                         30,707
                                                                    ------------
ELECTRICAL EQUIPMENT--0.94%
      602  Honeywell, Inc. ......................................        20,280
      403  Johnson Controls, Inc. ...............................        20,679
    2,070  Motorola, Inc. .......................................        60,159
                                                                    ------------
                                                                        101,118
                                                                    ------------
ELECTRICAL POWER--0.26%
      470  Emerson Electric Co. .................................        28,376
                                                                    ------------
ENERGY RESERVES & PRODUCTION--2.80%
      658  Chevron Corp. ........................................        55,807
    1,630  Exxon Mobil Corp. ....................................       127,955
      616  Phillips Petroleum Co. ...............................        31,224
    1,368  Royal Dutch Petroleum Co., ADR .......................        84,217
                                                                    ------------
                                                                        299,203
                                                                    ------------
ENTERTAINMENT--0.31%
      483  Viacom, Inc., Class B* ...............................        32,935
                                                                    ------------
FINANCIAL SERVICES--0.73%
      700  Federal Home Loan Mortgage Corp. .....................        28,350
    1,112  MBNA Corp. ...........................................        30,163
      219  Providian Financial Corp. ............................        19,710
                                                                    ------------
                                                                         78,223
                                                                    ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO



NUMBER OF
 SHARES                                                                 VALUE
----------                                                            ----------
COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)
FOREST PRODUCTS, PAPER--0.80%
      644  Georgia-Pacific Corp. ................................    $   16,905
      462  International Paper Co. ..............................        13,773
    1,268  Weyerhaeuser Co. .....................................        54,524
                                                                    ------------
                                                                         85,202
                                                                    ------------
GAS UTILITY--0.51%
    1,064  El Paso Energy Corp. .................................        54,197
                                                                    ------------
INDUSTRIAL PARTS--1.40%
      619  Ingersoll Rand Co. ...................................        24,915
    1,931  Mettler-Toledo International Inc.* ADR ...............        77,240
      804  United Technologies Corp. ............................        47,335
                                                                    ------------
                                                                        149,490
                                                                    ------------
INDUSTRIAL SERVICES & SUPPLIES--0.39%
      883  Tyco International Ltd., ADR .........................        41,832
                                                                    ------------
INFORMATION & COMPUTER SERVICES--0.13%
      258  America Online Inc.* .................................        13,610
                                                                    ------------
LONG DISTANCE & PHONE COMPANIES--0.81%
    1,881  WorldCom Inc.* .......................................        86,291
                                                                    ------------
MEDIA--0.23%
      615  Comcast Corp., Class A ...............................        24,908
                                                                    ------------
MEDICAL PRODUCTS--0.35%
      527  Baxter International, Inc. ...........................        37,055
                                                                    ------------
MINING & METALS--0.47%
    1,734  Alcoa, Inc. ..........................................        50,286
                                                                    ------------
MOTOR VEHICLES--1.23%
      965  Borg Warner Automotive, Inc. .........................        33,896
      561  Delphi Automotive Systems Corp. ......................         8,169
    1,600  Ford Motor Co. .......................................        68,806
    1,046  Lear Corp.* ..........................................        20,920
                                                                    ------------
                                                                        131,791
                                                                    ------------
OIL REFINING--0.34%
      600  Conoco, Inc. .........................................        14,738
      785  Tosco Corp. ..........................................        22,225
                                                                    ------------
                                                                         36,963
                                                                    ------------
OIL SERVICES--0.77%
    1,296  Halliburton Co. ......................................        61,155
      400  Transocean Sedco Forex, Inc. .........................        21,375
                                                                    ------------
                                                                         82,530
                                                                    ------------
OTHER INSURANCE--0.43%
      845  AMBAC Financial Group Inc. ...........................        46,317
                                                                    ------------
UNITED STATES--(CONCLUDED)
PUBLISHING--0.80%
    1,059  Knight Ridder, Inc. ..................................        56,326
      734  New York Times Co., Class A ..........................        28,993
                                                                    ------------
                                                                         85,319
                                                                    ------------
SECURITIES & ASSET MANAGEMENT--1.33%
    1,422  AXA Financial Inc. ...................................        48,348
    1,126  Morgan Stanley Dean Witter & Co. .....................        93,739
                                                                    ------------
                                                                        142,087
                                                                    ------------
SEMICONDUCTOR--3.55%
      886  Applied Materials, Inc.* .............................        80,294
    1,458  Atmel Corp.* .........................................        53,764
      580  Intel Corp. ..........................................        77,539
    1,197  JDS Uniphase Corp.* ..................................       143,490
      339  Vitesse Semiconductor Corp.* .........................        24,937
                                                                    ------------
                                                                        380,024
                                                                    ------------
SPECIALTY RETAIL--0.38%
      842  Circuit City Stores, Inc. ............................        27,944
      800  Staples, Inc.* .......................................        12,300
                                                                    ------------
                                                                         40,244
                                                                    ------------
Total United States Common Stocks ...............................     3,218,537
                                                                    ------------
Total Common Stocks (cost--$8,256,795) ..........................     9,423,509
                                                                    ------------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO



PRINCIPAL
AMOUNT
(000)                                                                           MATURITY DATES   INTEREST RATES     VALUE
-----------                                                                     --------------   --------------   --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS@--12.98%
   $1,190  Federal Farm Credit Bank Discount Note ..............................   07/03/00        6.570%        $ 1,189,566
      200  United States Treasury Bills++ ......................................   08/10/00        5.940             198,680
                                                                                                                 -----------
Total U.S. Government and Agency Obligations (cost--$1,388,246) ................                                   1,388,246
                                                                                                                 -----------
Total Investments (cost--$9,645,041)--101.04% ..................................                                  10,811,755
Liabilities in excess of other assets--(1.04)% .................................                                    (110,779)
                                                                                                                 -----------
Net Assets--100.00% ............................................................                                 $10,700,976
                                                                                                                 ===========

---------------------------
@    Interest rate shown is the discount rate at date of purchase.
*    Non-income producing security.
++   Entire principal amount pledged as collateral for futures transactions.
ADR  American Depositary Receipt.
(1)  Security, or a portion thereof, was on loan at June 30, 2000.

FUTURES CONTRACTS


                                                                                                     UNREALIZED
NUMBER OF                                                                 IN          EXPIRATION    APPRECIATION/
CONTRACTS                OUTSTANDING FUTURE CONTRACTS                  EXCHANGE FOR      DATE       DEPRECIATION
---------  ----------------------------------------------------       -------------   ----------    -------------
       2   CAC40 Ten Euro (France)                                      $125,413       Jul 2000     $ (2,764)
       1   DAX Index (Germany)                                           176,258       Sep 2000        1,447
       4   FTSE Index (United Kingdom)                                   394,445       Sep 2000       (2,617)
       1   IBEX Plus (Spain)                                             100,340       Jul 2000       (9,893)
       3   OMX Index (Sweden)                                             46,285       Jul 2000      (11,179)
       6   S&P Mini (United States)                                      443,115       Sep 2000            0
       1   SFE                                                            48,289       Sep 2000       (3,715)
       2   Topix Index (Japan)                                           299,438       Sep 2000          379
                                                                                                    ---------
                                                                                                    $(28,342)
                                                                                                    =========



                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000 (UNAUDITED)


ASSETS
Investments, at value (cost--$9,645,041) ...................................................................   $ 10,811,755
Investment of cash collateral received for securities loaned, at value (cost--$102,600) ....................        102,600
Cash (including cash denominated in foreign currencies at value with a cost of $23,421) ....................         23,334
Receivable for investments sold ............................................................................         48,131
Dividends receivable .......................................................................................         18,109
Futures variation margin receivable ........................................................................          3,776
Other assets ...............................................................................................         14,704
                                                                                                               -------------
Total assets ...............................................................................................     11,022,409
                                                                                                               -------------
LIABILITIES
Collateral for securities loaned ...........................................................................        102,600
Payable for investments purchased ..........................................................................        136,567
Payable to investment adviser and administrator ............................................................          7,335
Accrued expenses and other liabilities .....................................................................         74,931
                                                                                                               -------------
Total liabilities ..........................................................................................        321,433
                                                                                                               -------------
NET ASSETS
Beneficial interest shares of $0.001 par value .............................................................      8,553,544
Overdistributed net investment income ......................................................................         (5,080)
Accumulated net realized gains from investments and foreign currency transactions ..........................      1,014,324
Net unrealized appreciation of investments and other assets and liabilities
denominated in foreign currencies ..........................................................................      1,138,188
                                                                                                               -------------
Net assets .................................................................................................   $ 10,700,976
                                                                                                               =============
CLASS H
Net assets .................................................................................................   $ 10,063,940
                                                                                                               -------------
Shares outstanding .........................................................................................        708,817
                                                                                                               -------------
Net asset value, offering price and redemption value per share .............................................         $14.20
                                                                                                                     ======
CLASS I
Net assets .................................................................................................   $    637,036
                                                                                                               -------------
Shares outstanding .........................................................................................         44,973
                                                                                                               -------------
Net asset value, offering price and redemption value per share .............................................         $14.16
                                                                                                                     =======



                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


STATEMENT OF OPERATIONS


                                                                                                                   FOR THE
                                                                                                              SIX MONTHS ENDED
                                                                                                                JUNE 30, 2000
                                                                                                                 (UNAUDITED)
                                                                                                              -----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $14,019) ....................................................   $     91,932
Interest ...................................................................................................         44,150
                                                                                                               -------------
                                                                                                                    136,082
                                                                                                               -------------
EXPENSES:
Investment advisory and administration .....................................................................         45,358
Legal and audit ............................................................................................         19,631
Reports and notices to shareholders ........................................................................         13,905
Custody and accounting .....................................................................................         16,216
Trustees' fees .............................................................................................          3,750
Transfer agency fees and related service expenses ..........................................................          1,500
Distribution fees--Class I .................................................................................            677
Other expenses .............................................................................................            904
                                                                                                               -------------
                                                                                                                    101,941
Less: Fee waivers and reimbursements from investment adviser ...............................................           (228)
                                                                                                               -------------
Net expenses ...............................................................................................        101,713
                                                                                                               -------------
Net investment income ......................................................................................         34,369
                                                                                                               -------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
    Investments ............................................................................................      1,229,566
    Futures transactions ...................................................................................        (21,851)
    Foreign currency transactions ..........................................................................       (161,103)
Net change in unrealized appreciation/depreciation of:
    Investments ............................................................................................     (1,362,681)
    Futures ................................................................................................        (36,480)
    Other assets, liabilities and forward contracts denominated in foreign currencies ......................           (133)
                                                                                                               -------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES ..............................................       (352,682)
                                                                                                               -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................................   $   (318,313)
                                                                                                               =============



                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS


                                                                                                FOR THE
                                                                                               SIX MONTH               FOR THE YEAR
                                                                                                  ENDED                  ENDED
                                                                                              JUNE 30, 2000            DECEMBER 31,
                                                                                               (UNAUDITED)                1999
                                                                                             ---------------          --------------
FROM OPERATIONS:
Net investment income .....................................................................   $     34,369         $     19,681
Net realized gains from investments, futures and foreign currency transactions ............      1,046,612            1,277,803
Net change in unrealized appreciation/depreciation of investments, futures and other assets and liabilities
    denominated in foreign currencies .....................................................     (1,399,294)           1,029,416
                                                                                              -------------        -------------
Net increase (decrease) in net assets resulting from operations ...........................       (318,313)           2,326,900
                                                                                              -------------        -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H ............................................................       (104,192)             (50,861)
Net investment income--Class I ............................................................         (4,746)                (245)
Net realized gains from investments--Class H ..............................................     (1,144,750)              (7,692)
Net realized gains from investments--Class I ..............................................        (52,147)                 (37)
                                                                                              -------------        -------------
Total dividends and distributions to shareholders .........................................     (1,305,835)             (58,835)
                                                                                              -------------        -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ......................................................        547,813              503,375
Cost of shares repurchased ................................................................     (2,930,915)          (8,543,750)
Proceeds from dividends reinvested ........................................................      1,305,835            3,375,487
                                                                                              -------------        -------------
Net decrease in net assets from beneficial interest transactions ..........................     (1,077,267)          (4,664,888)
                                                                                              -------------        -------------
Net decrease in net assets ................................................................     (2,701,415)          (2,396,823)
NET ASSETS:
Beginning of period .......................................................................     13,402,391           15,799,214
                                                                                              -------------        -------------
End of period (including undistributed net investment income of $69,489 at
 December 31, 1999) .......................................................................   $ 10,700,976         $ 13,402,391
                                                                                              =============        =============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Global Equity Portfolio (the "Portfolio") (formerly Mitchell Hutchins Series Trust--Global Growth Portfolio) is a diversified portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class Ihas exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

   The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations, and expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned subsidiary of Paine Webber Group Inc. ("PW Group") and investment adviser and administrator of the Portfolio, or by the Portfolio's sub-adviser, Invista Capital Management, LLC ("Invista") (for foreign investments only). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio's custodian.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

   Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the board.

   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as using reasonable diligence, the adviser and sub-adviser who become aware of such dividends).

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   FOREIGN CURRENCY TRANSLATIONS--The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

   Although the net assets and the market values of the Portfolio securities are presented at the foreign exchange rates at the end of the period, the Portfolio does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of securities. However, the Portfolio does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income for income tax reporting purposes. Net realized foreign currency gain
(loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency-denominated assets (other than investments) and liabilities at the year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


   FUTURES CONTRACTS--Upon entering into a financial futures contract, the Portfolio is required to pledge to a broker an amount equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Portfolio uses financial futures contracts for hedging purposes and to adjust exposure to U.S. and foreign equity markets in connection with a reallocation of the Portfolio's assets. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times.

   DIVIDENDS AND DISTRIBUTION--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolio is authorized to invest. The ability of the issuers of debt securities held by the Portfolio to meet its obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The board has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

   Mitchell Hutchins has entered into a contract with Invista dated November 1, 1998 ("Invista Contract"), pursuant to which Invista serves as investment sub-adviser for the foreign investments of the Portfolio. Mitchell Hutchins allocates the Portfolio's investments between domestic and foreign and is responsible for the day-to-day management of the Portfolio's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Portfolio) is obligated to pay Invista at the annual rate of 0.29% of the proportion of the Portfolio's average daily net assets allocated to foreign investments. At June 30, 2000, the Portfolio owed Mitchell Hutchins $6,858 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from securities lending transactions in Mitchell Hutchins Private Money Market

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Fund LLC. For the six months ended June 30, 2000, Mitchell Hutchins waived $28 in investment advisory and administration fees.

   For the six month ended June 30, 2000, the Portfolio paid $393 in brokerage commissions to PaineWebber for transactions executed on behalf of the Portfolio.

   On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

DISTRIBUTION PLAN

   Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period January 1, 2000 to February 29, 2000, Mitchell Hutchins voluntarily waived $200 of the distribution fee on Class I shares. At June 30, 2000, the Portfolio owed Mitchell Hutchins $477 in distribution fees.

SECURITIES LENDING

   The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. PaineWebber, the Portfolio's lending agent, received $52 in compensation from the Portfolio for the six month ended June 30, 2000.

   For the six months ended June 30, 2000, the Portfolio earned $157 in compensation net of fees, rebates and expenses, from securities lending transactions.

   At June 30, 2000, the Portfolio's custodian held cash having an aggregate value of $102,600 as collateral for portfolio securities loaned having a market value of $103,550. The cash collateral was invested in the following money market funds:


NUMBER OF
 SHARES                                                                                                    VALUE
----------                                                                                               -------
  23,554  AIM Liquid Assets Portfolio ..............................................................     $ 23,554
  11,500  AIM Prime Portfolio ......................................................................       11,500
  67,546  Mitchell Hutchins Private Money Market Fund LLC ..........................................       67,546
                                                                                                         --------
          Total investments of cash collateral received for securities on loan (cost--$102,600) ....     $102,600
                                                                                                         ========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


BANK LINE OF CREDIT

   The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2000, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at June 30, 2000 was substantially the same as the cost of securities for financial statement purposes.

   At June 30, 2000, the components of net unrealized appreciation of investments were as follows:


          Gross appreciation (investments having an excess of value over cost) ..................    $1,875,110
          Gross depreciation (investments having an excess of cost over value) ..................      (708,396)
                                                                                                     -----------
          Net unrealized appreciation of investment .............................................    $1,166,714
                                                                                                     ===========

   For the six months ended June 30, 2000, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $4,323,861 and $7,823,318, respectively.

FEDERAL TAX STATUS

   The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

SHARES OF BENEFICIAL INTEREST

   There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Portfolio were as follows:

                                                                          CLASS H               CLASS I*
FOR THE SIX MONTHS ENDED                                         -----------------         ------------------
   JUNE 30, 2000                                                 SHARES     AMOUNT         SHARES      AMOUNT
                                                                 -----------------         ------------------
Shares sold.................................................      15,255   $ 239,505       20,298    $308,308
Shares repurchased..........................................    (194,970) (2,881,828)      (3,128)    (49,087)
Dividends reinvested........................................      85,427   1,248,942        3,897      56,893
                                                                ---------  -----------    ---------  ---------
Net increase (decrease).....................................     (94,288)  $(1,393,381)    21,067    $316,114
                                                                =========  ===========    =========  =========


                                                                          CLASS H               CLASS I*
FOR THE YEAR ENDED                                               -----------------         ------------------
   DECEMBER 31, 1999                                             SHARES     AMOUNT         SHARES      AMOUNT
                                                                 -----------------         ------------------
Shares sold................................................        9,331    $ 130,061     24,637     $373,314
Shares repurchased.........................................     (598,923)  (8,532,202)      (750)     (11,548)
Dividends reinvested.......................................      242,799    3,375,204         19          283
                                                                --------- ------------   ---------   --------
Net increase (decrease)....................................     (346,793) $(5,026,937)    23,906     $362,049
                                                                ========= ============   =========   ========

* Class I shares commenced operations on August 5, 1999.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                            CLASS H                                CLASS I
                                                 ---------------------------------------------------------- ----------------------
                                                                                                                        FOR THE
                                                 FOR THE                                                    FOR THE      PERIOD
                                                SIX MONTHS                                                SIX MONTHS    AUGUST 5,
                                                   ENDED                                                     ENDED        1999+
                                                 JUNE 30,      FOR THE YEARS ENDED DECEMBER 31,            JUNE 30,     THROUGH
                                                  2000       --------------------------------------------   2000       DECEMBER 31,
                                                (UNAUDITED)    1999      1998       1997    1996    1995  (UNAUDITED)     1999
                                               -----------   -------    -------    -------  ------  ----- ------------- ---------
Net asset value, beginning of period..........$  16.21   $  13.74  $  14.62  $  13.74   $  12.00   $  12.44  $  16.20    $  14.43
                                               --------   --------  --------  --------   --------   --------  --------   ---------
Net investment income (loss)                      0.05      (0.03)     0.08      0.04       0.07       0.01      0.02        0.01
Net realized and unrealized gains (losses) from
  investments, futures and foreign currency
  transactions................................   (0.40)      2.56      1.92      0.94       1.75      (0.45)    (0.40)       1.82
                                               --------   --------  --------  --------   --------   --------  --------   ---------
Net increase (decrease) from investment
operations....................................   (0.35)      2.53      2.00      0.98       1.82      (0.44)    (0.38)       1.83
                                               --------   --------  --------  --------   --------   --------  --------   ---------
Dividends from net investment income..........   (0.14)     (0.05)       --     (0.04)     (0.08)        --     (0.14)      (0.05)
Distributions from net realized gains from
investments...................................   (1.52)     (0.01)    (2.88)    (0.06)        --         --     (1.52)      (0.01)
                                               ---------   --------  --------  --------  ---------  ---------  --------  ---------
Total dividends and other distributions.......   (1.66)     (0.06)    (2.88)    (0.10)     (0.08)      0.00     (1.66)      (0.06)
                                               ---------   --------  --------  --------  ---------  ---------  --------  ---------
Net asset value, end of period................$  14.20   $  16.21  $  13.74  $  14.62   $  13.74   $  12.00  $  14.16 $     16.20
                                               =========   ========  ========  ========  =========  =========  ========  =========
Total investment return(1)....................   (2.47)%    18.47%    13.50%     7.16%     15.14%     (3.54)%   (2.67)%     12.74%
                                               =========   ========  ========  ========  =========  =========  ========  =========
Ratios/Supplemental Data:
Net assets, end of period (000's).............$ 10,064   $ 13,015  $ 15,799   $ 21,215   $ 25,701   $ 28,507  $  637 $      387
Expenses to average net assets, net of waivers... 1.66%*     1.85%     1.33%      1.07%      1.10%     1.96%   1.90%*(2)  2.00%*(2)
Net investment income (loss) to average net
assets, net of waivers........................    0.58%*     0.13%     0.46%      0.26%      0.46%     0.10%   0.34%*(3) (0.64)%*(3)
Portfolio turnover rate.......................      40%        63%      154%        81%        44%      157%     40%        63%

----------------------------
 +  Commencement of issuance of shares.
 *  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) For the six months ended June 30, 2000 the ratio excluding the waiver would have been 1.96%. For the period August 5, 1999 through December 31, 1999 the ratio excluding the waiver would have been 2.25%.
(3) For the six months ended June 30, 2000 the ratio excluding the waiver would have been 0.28%. For the period August 5, 1999 through December 31, 1999 the ratio excluding the waiver would have been (0.89)%.

----------------------------------------
SEMIANNUAL REPORT

MITCHELL

HUTCHINS SERIES

TRUST



GLOBAL EQUITY

PORTFOLIO


JUNE 30, 2000




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